Capital Group U.S. Equity Fund
Investment portfolio
July 31, 2023
unaudited

Common stocks 95.30% Financials 19.29%	Shares	Value (000)
Visa, Inc., Class A	52,668	$12,521
Marsh & McLennan Companies, Inc.	54,852	10,335
JPMorgan Chase & Co.	38,930	6,150
Aon PLC, Class A	13,527	4,308
Chubb, Ltd.	18,435	3,768
Wells Fargo & Company	80,903	3,735
Arthur J. Gallagher & Co.	11,423	2,454
MSCI, Inc.	4,200	2,302
Progressive Corp.	17,354	2,186
CME Group, Inc., Class A	9,975	1,985
Jack Henry & Associates, Inc.	10,922	1,830
PNC Financial Services Group, Inc.	11,603	1,588
State Street Corp.	19,849	1,438
London Stock Exchange Group PLC (ADR)	45,369	1,242
Moody’s Corp.	3,223	1,137
Mastercard, Inc., Class A	2,478	977
Fidelity National Information Services, Inc.	15,886	959
Morgan Stanley	1,827	167
S&P Global, Inc.	410	162
		59,244
Information technology 18.28%
Microsoft Corp.	57,820	19,423
Apple, Inc.	48,450	9,518
Broadcom, Inc.	9,076	8,156
ASML Holding NV (New York registered) (ADR)	8,124	5,820
KLA Corp.	6,519	3,350
ServiceNow, Inc.[1]	3,437	2,004
Texas Instruments, Inc.	8,562	1,541
GoDaddy, Inc., Class A1	19,188	1,479
Analog Devices, Inc.	7,202	1,437
Adobe, Inc.[1]	2,268	1,239
Salesforce, Inc.[1]	5,448	1,226
Atlassian Corp., Class A1	3,576	651
Applied Materials, Inc.	1,320	200
Trimble, Inc.[1]	2,264	122
		56,166
Health care 13.29%
UnitedHealth Group, Inc.	12,096	6,125
Danaher Corp.	17,423	4,444
Abbott Laboratories	35,257	3,925
Eli Lilly and Company	7,493	3,406
AstraZeneca PLC (ADR)	45,627	3,271
Regeneron Pharmaceuticals, Inc.[1]	4,314	3,201
Seagen, Inc.[1]	14,958	2,869
Capital Group U.S. Equity Fund — Page 1 of 6

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Novo Nordisk AS, Class B (ADR)	17,100	$2,755
Bristol-Myers Squibb Company	43,052	2,677
Elevance Health, Inc.	5,492	2,590
Edwards Lifesciences Corp.[1]	27,610	2,266
Johnson & Johnson	6,294	1,054
Zoetis, Inc., Class A	4,720	888
Karuna Therapeutics, Inc.[1]	2,800	559
Pfizer, Inc.	13,547	488
AbbVie, Inc.	846	127
Alnylam Pharmaceuticals, Inc.[1]	540	106
Biohaven, Ltd.[1]	3,100	62
		40,813
Industrials 12.61%
Waste Connections, Inc.	41,191	5,815
Northrop Grumman Corp.	8,993	4,002
Carrier Global Corp.	64,272	3,827
TransDigm Group, Inc.	3,385	3,046
RTX Corp.	33,585	2,953
CSX Corp.	74,478	2,482
AMETEK, Inc.	15,552	2,467
United Airlines Holdings, Inc.[1]	41,847	2,273
ITT, Inc.	22,129	2,204
Norfolk Southern Corp.	8,296	1,938
Airbus Group SE (ADR)	50,200	1,848
General Electric Co.	12,353	1,411
Deere & Company	3,200	1,375
Honeywell International, Inc.	6,570	1,275
HEICO Corp.	2,400	422
HEICO Corp., Class A	3,000	421
Lincoln Electric Holdings, Inc.	4,031	809
Equifax, Inc.	824	168
		38,736
Consumer discretionary 6.71%
Chipotle Mexican Grill, Inc.[1]	2,791	5,477
NIKE, Inc., Class B	32,785	3,619
Hilton Worldwide Holdings, Inc.	21,144	3,288
Amazon.com, Inc.[1]	24,374	3,258
YUM! Brands, Inc.	16,476	2,268
Aramark	25,351	1,023
Darden Restaurants, Inc.	4,900	828
Tractor Supply Co.	2,722	610
TJX Companies, Inc.	2,699	233
		20,604
Consumer staples 6.57%
Dollar General Corp.	25,724	4,344
Philip Morris International, Inc.	41,540	4,142
Mondelez International, Inc.	31,404	2,328
Estée Lauder Companies, Inc., Class A	8,947	1,611
General Mills, Inc.	18,816	1,406
Procter & Gamble Company	7,880	1,232
British American Tobacco PLC (ADR)	36,219	1,220
Nestlé SA (ADR)	9,255	1,137
Capital Group U.S. Equity Fund — Page 2 of 6

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Anheuser-Busch InBev SA/NV (ADR)[2]	17,900	$1,026
Kraft Heinz Company	23,494	850
Hormel Foods Corp.	17,200	703
Constellation Brands, Inc., Class A	657	179
		20,178
Communication services 5.92%
Alphabet, Inc., Class C1	56,978	7,584
Comcast Corp., Class A	102,195	4,625
Charter Communications, Inc., Class A1	5,413	2,193
Take-Two Interactive Software, Inc.[1]	14,180	2,169
Electronic Arts, Inc.	11,887	1,621
		18,192
Utilities 4.16%
Sempra Energy	20,029	2,985
Constellation Energy Corp.	29,853	2,885
PG&E Corp.[1]	140,048	2,466
CenterPoint Energy, Inc.	45,667	1,374
AES Corp.	48,597	1,051
NextEra Energy, Inc.	14,276	1,047
Entergy Corp.	8,561	879
Edison International	1,500	108
		12,795
Energy 3.83%
ConocoPhillips	42,474	5,000
Chevron Corp.	28,212	4,617
EOG Resources, Inc.	11,159	1,479
TC Energy Corp.	13,700	491
Exxon Mobil Corp.	1,732	186
		11,773
Materials 2.58%
Linde PLC	17,374	6,788
Sherwin-Williams Company	4,110	1,136
		7,924
Real estate 2.06%
Equinix, Inc. REIT	5,809	4,705
Crown Castle, Inc. REIT	7,750	839
Public Storage REIT	2,751	775
		6,319
Total common stocks (cost: $140,753,000)		292,744
Short-term securities 4.97% Money market investments 4.65%
Capital Group Central Cash Fund 5.26%[3,4]	142,903	14,289
Capital Group U.S. Equity Fund — Page 3 of 6

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.32%	Shares	Value (000)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.18%[3,5]	542,661	$543
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.16%[3,5]	426,741	427
		970
Total short-term securities (cost: $15,258,000)		15,259
Total investment securities 100.27% (cost: $156,011,000)		308,003
Other assets less liabilities (0.27)%		(829)
Net assets 100.00%		$307,174
Investments in affiliates4

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)
Short-term securities 4.65%
Money market investments 4.65%
Capital Group Central Cash Fund 5.26%[3]	$16,181	$30,893	$32,787	$2	$— [6]	$14,289	$536
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.26%[3]	715		715 [7]			—	— [8]
Total 4.65%				$2	$— [6]	$14,289	$536

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $1,024,000, which represented .33% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 7/31/2023.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Amount less than one thousand.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group U.S. Equity Fund — Page 4 of 6

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of July 31, 2023, all of the fund’s investments were classifed as Level 1.
Capital Group U.S. Equity Fund — Page 5 of 6

unaudited
Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the prospectus, which can be obtained from your investment counselor and should be read carefully before investing.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-124-0923O-S96400
Capital Group U.S. Equity Fund — Page 6 of 6